Income tax and social contribuition (Tables)	12 Months Ended
Dec. 31, 2024
Income tax and social contribution [Abstract]
Reconciliation of the deferred income tax and social contribution	Reconciliation of the deferred income tax and social contribution

	Tax losses	Tax credit	Technological inovation (i)	Other temporary differences - assets (ii)	Other temporary differences - liability (iii)	Total

Deferred tax
On December 31, 2022	67,578	(2,248)	(602,536)	544,602	(1,472,213)	(1,464,817)
Included in the statement of income	(13,342)	(2,248)	(128,995)	(59,858)	(57,129)	(261,573)
Other (iv)	—	—	1,663	—	(8,505)	(6,841)
On December 31, 2023	54,236	(4,496)	(729,868)	484,744	(1,537,847)	(1,733,231)
Included in the statement of income	(33,664)	(2,248)	(131,503)	(48,690)	192,147	(23,958)
Included in OCI (v)	—	—	—	44,442	—	44,442
Other (vi)	21,464	—	(2,040)	(1,253)	86	18,257
On December 31, 2024	42,036	(6,744)	(863,411)	479,243	(1,345,614)	(1,694,490)
Deferred tax asset						95,872
Deferred tax liability						1,790,362

(i)     Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount intangible assets.
(ii)     The main other assets temporary difference refers to expected credit losses (Note 9) and taxes and contributions (Note 20).
(iii)    The main other liability temporary difference refers to gain on the ownership of FIDC quotas, that will be realized only in the redemption of such quotas.
(iv)    The increase in other liability temporary difference refers mainly to deferred taxes recognized on allocations by the Netpos acquisition. More details in note 12.
(v)    The amount refers to the tax on accounts receivable marked to market, more details in note 9.
(vi)    The increase in tax losses refers to recorded deferred taxes from past years.

Reconciliation of the income tax and social contribution expense	The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the Brazilian federal statutory rate for the years ended December 31, 2024, 2023 and 2022:

	For the year ended,
	December 31, 2024	December 31, 2023	December 31, 2022

Profit for the period before taxes	2,379,929	2,017,107	1,759,316
Statutory rate	34%	34%	34%
Expected income tax and social contribution	(809,176)	(685,816)	(598,167)
Income tax and social contribution effect on:
Permanent additions (exclusions)
Gifts	(4,476)	(1,826)	(3,806)
R&D and technological innovation benefit (i)	311,666	193,405	255,354
Taxation of income abroad and different tax rates (ii)	175,060	123,594	114,229
Unrecorded deferred taxes	19,777	(9,449)	(17,570)
Other additions (exclusions)	43,588	16,669	(4,588)
Income tax and social contribution expense	(263,561)	(363,423)	(254,548)
Effective rate	11%	18%	14%
Income tax and social contribution - current	(261,211)	(101,846)	(60,718)
Income tax and social contribution - deferred	(2,350)	(261,577)	(193,830)

(i)    Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by the PagSeguro Group on specific intangible assets, see note 14.
(ii)    Some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions, which differs from the Brazilian tax rate of 34% applied for the purpose of this note.